Business Combinations - Schedule of Identifiable Assets and Liabilities and Goodwill (Details) - Darnatein [Member]	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 68,600
Trade and other receivables	4,338
Current tax assets	285
Non-current assets:
Equipment and vehicles	7,307
Right-of-use assets	73,114
Intangible assets	73,948,145
Non-current financial assets	1,101
Fair value of total identifiable assets	74,102,891
Current liabilities:
Trade and other payables	70,240
Lease liabilities	33,612
Current other liabilities	6,497
Non-current liabilities:
Severance payment	1,889
Lease liabilities	58,784
Deferred tax liabilities	19,407,543
Fair value of total identifiable liabilities	19,578,565
Fair value of identifiable net assets	54,524,326
Goodwill	26,912,563
Purchase consideration Transferred	$ 81,436,889	[1]

[1]	OSR ordinary shares issued for purchase consideration of $81,436,889 is 590,425 shares at $138 per share. The number of OSR ordinary shares to be issued was determined based on negotiation with former owners of Darnatein.